Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Total
	(In thousands)
Kinder Morgan, Inc. Common Stock	$85,539	$—	$85,539
Registered investment companies (mutual funds)	147,768	—	147,768
Self-directed brokerage accounts	105,054	3,113	108,167
Total assets in the fair value hierarchy	$338,361	$3,113	341,474
Investments measured at NAV(a)			2,653,160
Investments at fair value			$2,994,634

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Total
	(In thousands)
Kinder Morgan, Inc. Common Stock	$94,902	$—	$94,902
Registered investment companies (mutual funds)	139,325	—	139,325
Self-directed brokerage accounts	89,987	3,707	93,694
Total assets in the fair value hierarchy	$324,214	$3,707	327,921
Investments measured at NAV(a)			2,350,245
Investments at fair value			$2,678,166
(a)In accordance with the FASB’s Accounting Standards Codification Subtopic 820-10, certain investments that were measured using NAV as a practical expedient per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.